Consolidated Statement of Cash Flows (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Cash Flows [Abstract]
Derecognition of broker warrants	$ 67,812	$ 1,367,901
Settlement of accounts payable with common shares	$ 398,317	$ 0